Share capital (Details) - Schedule of issued and fully paid share capital - GBP (£) shares in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, shares	62,604	61,250	61,250
Issued and fully paid share capital
Series A ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, shares	30,250	30,250	30,250
Issued and fully paid share capital
Series B ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, shares	29,412	29,412
Issued and fully paid share capital
Series C ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, shares	31,679
Issued and fully paid share capital
Series D ordinary shares [Member]
Share capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, shares	22,501
Issued and fully paid share capital
Issued and fully paid share capital [Member]
Share capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, shares	176,446	120,912	91,500
Issued and fully paid share capital